SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10: -	SHAREHOLDERS’ EQUITY

a.	Composition of share capital:

	December 31,
	2025		2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares

Ordinary shares of no-par value (1)	500,000,000	214,090,980	500,000,000	169,397,030

(1)
Ordinary shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.

b.
On August 14, 2023 and on September 12, 2023, the Company issued a total of 26,352,878 ordinary shares of no-par value, at a public offering price of $2.5 per share, for a total consideration of $61,400, net of underwriting discount and other issuance costs of $4,482.

c.
On February 12, 2025, the Company issued a total of 28,776,978 ordinary shares of no-par value and 23,021,582 warrants to purchase one ordinary share, at an offering price of $1.39 per unit (each unit consisting of one ordinary share and eight tenths of a warrant), for a total consideration of $37,289, net of placement agent fees and other issuance costs of $2,711. The warrants are immediately exercisable at $1.69 per share and will expire five years from the date of issuance. The warrants were classified as equity in the Company’s consolidated financial statements.

d.
On August 13, 2025, the Company entered into an Open Market Sale Agreement (the “Sales Agreement”) with a sales agent. In accordance with the terms of the Sales Agreement, the Company may offer and sell its ordinary shares from time to time through the sales agent, having an aggregate offering price of up to $75,000. The Sales Agreement is subject to certain limitations on the number of shares to be sold in any single day and any minimum price below sales may not be made.

As of December 31, 2025, the Company issued 9,252,639 ordinary shares of no-par value under the Sales Agreement for a total consideration of $13,272, net of sales agent fees and other issuance costs of $1,023.